Income taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current taxes (benefits):
Federal	$ 902	$ (99)	$ 823
Foreign	442	388	327
State and local	119	74	153
Total current tax expense	1,463	363	1,303
Deferred tax expense (benefit):
Federal	(556)	36	(75)
Foreign	9	14	(14)
State and local	22	83	(37)
Total deferred tax (benefit) expense:	(525)	133	(126)
Provision for income taxes	$ 938	$ 496	$ 1,177